Segmental analysis - Constant currency results reconciliation (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	[1]	$ 37,292	$ 36,876
ECL		(1,066)	(1,345)
Operating expenses		(16,296)	(15,457)
Share of profit in associates and joint ventures		1,626	1,583
Profit before tax		21,556	21,657
Constant currency
Disclosure of operating segments [line items]
Revenue		37,292	36,502
ECL		(1,066)	(1,317)
Operating expenses		(16,296)	(15,244)
Share of profit in associates and joint ventures		1,626	1,531
Profit before tax		$ 21,556	21,472
Currency translation
Disclosure of operating segments [line items]
Revenue			(374)
ECL			28
Operating expenses			213
Share of profit in associates and joint ventures			(52)
Profit before tax			$ (185)

[1]	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.